UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_____________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_____________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)
Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 72.1%
	CONSUMER DISCRETIONARY - 11.5%
2,200	American Greetings Corp.+	$48,774
1,800	ANN, Inc.*+	46,692
5,000	Arcos Dorados Holdings, Inc.+	117,300
1,000	Autoliv, Inc.	66,160
484	AutoZone, Inc.*+	138,158
1,450	Ballantyne Strong, Inc.*+	5,539
900	Big Lots, Inc.*	31,347
1,075	Buckle, Inc.	47,633
450	Cabela's, Inc.*+	12,312
5,850	Callaway Golf Co.+	37,148
11,550	Cie Financiere Richemont S.A. ADR+	73,805
1,950	Cie Generale des Etablissements Michelin ADR	32,760
2,350	Cinemark Holdings, Inc.+	45,802
1,700	Columbia Sportswear Co.+	97,580
7,800	Esprit Holdings Ltd. ADR	45,240
2,350	Foot Locker, Inc.+	51,066
5,750	Gannett Co., Inc.+	73,370
3,150	HSN, Inc.*+	102,974
1,725	International Speedway Corp.+	48,248
1,200	Jack in the Box, Inc.*+	27,264
2,000	JC Penney Co., Inc.+	61,520
1,313	Johnson Outdoors, Inc.*	23,411
2,900	Jos. A. Bank Clothiers, Inc.*+	148,799
1,600	Koss Corp.+	9,888
1,250	Lacrosse Footwear, Inc.+	17,375
2,900	Lakeland Industries, Inc.*+	23,896
10,750	Leapfrog Enterprises, Inc.*+	41,925
35,600	Li & Fung Ltd. ADR+	120,328
1,750	LVMH Moet Hennessy Louis Vuitton S.A. ADR+	63,980
1,400	Marcus Corp.+	13,552
575	McDonald's Corp.	49,726
775	Mohawk Industries, Inc.*+	40,323
1,700	Monarch Casino & Resort, Inc.*+	19,635
1,850	Naspers Ltd. ADR+	99,160
1,100	Polaris Industries, Inc.+	130,405
735	Ross Stores, Inc.+	55,691
1,800	Scripps Networks Interactive, Inc.+	83,412
6,500	Service Corp. International+	68,055
1,400	Steiner Leisure Ltd.*+	68,068
2,200	Sturm Ruger & Co., Inc.+	60,104
2,350	Thor Industries, Inc.	58,115
900	Toyota Motor Corp. ADR	73,728
1,700	Tractor Supply Co.+	112,064
904	TRW Automotive Holdings Corp.*	45,625
250	Value Line, Inc.+	2,695
1,496	Wyndham Worldwide Corp.+	51,747
		2,692,399

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	CONSUMER STAPLES - 6.7%
800	Cal-Maine Foods, Inc.+	27,048
4,650	Central European Distribution Corp.*+	45,012
1,900	Cia de Bebidas das Americas ADR+	57,038
3,493	Coca-Cola Enterprises, Inc.+	98,188
650	Coca-Cola Femsa S.A.B. de C.V. ADR+	62,595
651	Costco Wholesale Corp.+	50,941
3,150	Darling International, Inc.*	53,172
450	Diageo PLC ADR	36,558
1,875	Flowers Foods, Inc.+	41,100
2,100	Heineken N.V. ADR+	62,223
500	Imperial Tobacco Group PLC ADR	34,595
2,800	Inter Parfums, Inc.+	56,112
1,750	J&J Snack Foods Corp.+	90,458
2,037	Kroger Co.	50,660
450	Lancaster Colony Corp.	27,058
5,100	L'Oreal S.A. ADR+	122,859
2,600	Nestle S.A. ADR+	165,750
5,350	Reckitt Benckiser Group PLC ADR+	61,525
1,050	Ruddick Corp.+	43,995
400	Sanderson Farms, Inc.+	18,488
6,350	Smithfield Foods, Inc.*+	139,827
2,600	Tesco PLC ADR	49,088
200	Tootsie Roll Industries, Inc.+	5,610
4,200	Wal-Mart de Mexico S.A.B. de C.V. ADR+	115,542
700	WD-40 Co.	30,660
700	Weis Markets, Inc.+	28,133
		1,574,235
	ENERGY - 6.2%
424	Apache Corp.	52,457
2,200	Basic Energy Services, Inc.*+	71,258
1,300	Bill Barrett Corp.*+	64,688
482	Chevron Corp.	50,138
950	Core Laboratories N.V.+	103,246
400	Dawson Geophysical Co.*+	15,876
1,050	Dresser-Rand Group, Inc.*+	56,091
450	Dril-Quip, Inc.*+	31,730
900	Ensco PLC ADR+	47,925
1,500	Gulf Island Fabrication, Inc.+	51,900
500	Gulfmark Offshore, Inc.*+	24,370
1,130	Halliburton Co.+	61,845
2,550	Key Energy Services, Inc.*+	49,700
300	Lufkin Industries, Inc.+	24,444
1,500	Newfield Exploration Co.*+	101,130
1,850	Noble Corp.	68,209
600	Oil States International, Inc.*+	48,420
1,300	Petrohawk Energy Corp.*+	49,647
4,200	Petroquest Energy, Inc.*	34,146
1,550	Plains Exploration & Production Co.*+	60,465
900	SM Energy Co.+	67,815
1,050	Tidewater, Inc.+	57,057
650	Total S.A. ADR	35,146
1,600	Unit Corp.*+	96,016
5,400	Weatherford International Ltd.*+	118,368
		1,442,087

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	FINANCIALS - 10.9%
1,600	ACE Ltd.+	$107,168
1,600	Affiliated Managers Group, Inc.*+	166,928
1,150	Aflac, Inc.	52,969
2,400	Alterra Capital Holdings Ltd.+	52,296
1,150	American Campus Communities, Inc. REIT+	42,803
4,350	American Equity Investment Life Holding Co.+	51,635
1,900	Argo Group International Holdings Ltd.+	55,860
1,025	Arthur J. Gallagher & Co.+	28,823
300	Bar Harbor Bankshares+	8,547
4,300	Barclays PLC ADR+	62,608
2,150	Brookfield Asset Management, Inc.	67,790
928	Capital One Financial Corp.	44,358
5,100	Cardinal Financial Corp.+	54,723
1,450	Community Trust Bancorp, Inc.+	39,324
775	Cullen/Frost Bankers, Inc.+	41,757
1,175	Delphi Financial Group, Inc.+	31,631
600	Deutsche Bank A.G.	32,982
1,853	Discover Financial Services	47,455
450	Duff & Phelps Corp.+	5,126
300	Erie Indemnity Co.+	22,110
1,800	First Financial Bancorp	28,818
550	First of Long Island Corp.+	14,614
2,350	FirstMerit Corp.	34,334
2,550	HCC Insurance Holdings, Inc.+	76,832
525	Home Properties, Inc. REIT+	34,398
950	Howard Hughes Corp.*+	57,437
1,400	HSBC Holdings PLC ADR	68,418
1,000	Iberiabank Corp.+	50,970
1,400	Infinity Property & Casualty Corp.+	70,938
500	Jones Lang LaSalle, Inc.+	42,560
350	KBW, Inc.+	5,985
450	Knight Capital Group, Inc.*+	5,089
2,000	Lazard Ltd.+	67,200
558	M&T Bank Corp.	48,122
1,125	Mack-Cali Realty Corp. REIT+	37,429
1,550	MB Financial, Inc.+	31,294
6,300	Meadowbrook Insurance Group, Inc.*+	59,220
4,300	MFA Financial, Inc. REIT+	32,207
1,474	Moody's Corp.+	52,489
650	Orrstown Financial Services, Inc.+	12,291
650	ProAssurance Corp.*+	45,272
2,350	Provident Financial PLC	43,048
815	Prudential Financial, Inc.	47,824
4,300	Ramco-Gershenson Properties Trust REIT+	52,761
575	RLI Corp.+	36,311
1,650	Selective Insurance Group, Inc.+	27,043
1,600	StanCorp Financial Group, Inc.+	53,216
1,250	Swiss Re Ltd. ADR*	69,425
3,425	Texas Capital Bancshares, Inc.*+	93,605
2,300	Tower Group, Inc.+	52,578
1,050	UMB Financial Corp.	43,575
1,648	United Bankshares, Inc.+	39,321
1,200	Validus Holdings Ltd.+	31,908
1,700	Willis Group Holdings PLC+	69,598
		2,553,023

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	HEALTH CARE - 6.1%
79	Atrion Corp.+	$15,729
100	Bio-Rad Laboratories, Inc.*+	10,900
1,147	Cardinal Health, Inc.+	50,193
1,750	Centene Corp.*+	57,418
1,426	Coventry Health Care, Inc.*+	45,632
1,250	Covidien PLC	63,487
1,376	Forest Laboratories, Inc.*+	50,995
1,625	Genomic Health, Inc.*+	43,631
400	ICU Medical, Inc.*+	16,992
750	Life Technologies Corp.*	33,772
1,150	Magellan Health Services, Inc.*+	59,915
1,750	Merit Medical Systems, Inc.*+	27,422
700	Mettler-Toledo International, Inc.*+	108,367
2,000	Novartis A.G. ADR+	122,400
900	Novo Nordisk A/S ADR+	109,818
1,200	Par Pharmaceutical Cos., Inc.*+	38,868
2,175	PSS World Medical, Inc.*+	52,048
1,050	Shire PLC ADR+	109,200
1,650	Span-America Medical Systems, Inc.+	25,476
600	Teleflex, Inc.+	36,138
1,500	Teva Pharmaceutical Industries Ltd. ADR+	69,960
1,750	Thermo Fisher Scientific, Inc.*+	105,157
2,000	Utah Medical Products, Inc.+	50,500
2,650	VCA Antech, Inc.*+	51,781
1,550	West Pharmaceutical Services, Inc.+	67,998
		1,423,797
	INDUSTRIALS - 15.3%
4,350	ABB Ltd. ADR+	104,139
1,450	Actuant Corp.	35,830
2,600	AGCO Corp.*+	123,292
1,700	Apogee Enterprises, Inc.+	19,465
550	Astec Industries, Inc.*+	20,636
550	Atlas Air Worldwide Holdings, Inc.*	28,815
350	Badger Meter, Inc.+	12,772
1,825	Barnes Group, Inc.+	44,439
1,550	Canadian National Railway Co.+	116,033
1,325	Carlisle Cos., Inc.+	57,280
3,450	Chicago Bridge & Iron Co. N.V.+	142,313
1,125	CLARCOR, Inc.+	49,568
450	Columbus McKinnon Corp.*+	7,403
2,400	Corrections Corp. of America*+	51,504
1,250	CPI Aerostructures, Inc.*+	17,638
550	Cubic Corp.+	26,697
564	Deere & Co.+	44,280
3,000	Ducommun, Inc.+	66,000
946	Eaton Corp.+	45,361
500	Espey Manufacturing & Electronics Corp.+	12,555
5,400	Experian PLC ADR+	70,416
2,400	FANUC Corp. ADR+	75,840
530	FedEx Corp.	46,046
1,750	Flowserve Corp.+	173,915
1,250	Gardner Denver, Inc.+	106,613

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	INDUSTRIALS - 15.3% (continued)
2,875	Gorman-Rupp Co.+	$93,668
900	Graham Corp.+	17,712
3,150	Granite Construction, Inc.+	73,647
850	Hardinge, Inc.+	9,308
575	Hubbell, Inc.+	34,195
4,200	IDEX Corp.+	174,216
2,825	Insteel Industries, Inc.+	32,375
2,200	John Bean Technologies Corp.+	38,852
547	Joy Global, Inc.+	51,374
700	Key Technology, Inc.*+	11,368
300	Kirby Corp.*+	17,496
1,300	Koninklijke Philips Electronics N.V. ADR	32,201
5,350	Kratos Defense & Security Solutions, Inc.*+	58,154
1,300	L.B. Foster Co.+	45,175
300	Lincoln Electric Holdings, Inc.+	10,266
550	L.S. Starrett Co.+	6,979
1,250	LSI Industries, Inc.+	10,400
600	Marten Transport Ltd.+	12,342
2,200	MasTec, Inc.*	45,936
2,250	MFRI, Inc.*+	20,880
750	Mine Safety Appliances Co.+	25,590
1,650	MSC Industrial Direct Co.+	101,937
700	National Presto Industries, Inc.+	71,218
1,700	Nordson Corp.+	86,751
2,400	Orbital Sciences Corp.*+	41,568
2,800	Pentair, Inc.+	103,068
650	Powell Industries, Inc.*+	25,051
2,550	Republic Services, Inc.+	74,026
6,600	SGS S.A. ADR+	127,710
1,250	SIFCO Industries, Inc.+	22,812
3,400	Sterling Construction Co., Inc.*+	43,520
1,200	Sun Hydraulics Corp.+	34,212
1,050	Tennant Co.+	44,950
2,750	Timken Co.+	120,092
1,700	Titan International, Inc.	42,959
4,550	Trinity Industries, Inc.+	135,544
2,950	URS Corp.*+	120,448
2,025	Werner Enterprises, Inc.+	47,689
		3,564,539
	INFORMATION TECHNOLOGY - 7.9%
909	Accenture PLC+	53,758
10,700	Actuate Corp.*+	64,949
4,600	Acxiom Corp.*+	63,204
1,314	Analog Devices, Inc.+	45,202
800	Anixter International, Inc.+	49,936
142	Apple, Inc.*+	55,448
750	Baidu, Inc. ADR*+	117,803
4,400	Broadridge Financial Solutions, Inc.+	101,464
400	Cabot Microelectronics Corp.*+	15,476

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	INFORMATION TECHNOLOGY - 7.9% (continued)
925	CACI International, Inc.*+	$54,649
1,550	CSG Systems International, Inc.*	27,528
3,250	Daktronics, Inc.+	32,273
3,700	Entegris, Inc.*+	31,709
1,050	Fiserv, Inc.*+	63,378
1,400	Infosys Technologies Ltd. ADR+	87,108
950	Littelfuse, Inc.+	48,535
5,450	LTX-Credence Corp.*+	39,185
1,750	Mantech International Corp.+	71,400
3,575	Micrel, Inc.	36,286
2,000	Microsemi Corp.*+	39,700
750	MKS Instruments, Inc.+	18,712
1,025	MTS Systems Corp.+	40,395
1,800	Multi-Fineline Electronix, Inc.*+	36,558
1,650	National Instruments Corp.+	42,636
1,440	Oracle Corp.+	44,035
2,225	Parametric Technology Corp.*+	46,258
1,625	Park Electrochemical Corp.+	42,510
851	QUALCOMM, Inc.+	46,618
1,250	Synaptics, Inc.*	30,712
675	Syntel, Inc.+	37,105
8,800	Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	108,768
7,100	TeleCommunication Systems, Inc.*	36,068
5,000	Telefonaktiebolaget LM Ericsson ADR	62,500
943	Teradata Corp.*+	51,827
2,950	ValueClick, Inc.*+	53,277
2,900	Western Union Co.+	56,289
		1,853,259
	MATERIALS - 5.0%
1,700	Aptargroup, Inc.+	86,785
450	Balchem Corp.+	19,697
6,800	Buckeye Technologies, Inc.+	182,852
950	Carpenter Technology Corp.	54,568
1,163	Celanese Corp.+	64,116
700	Eagle Materials, Inc.+	17,395
516	Eastman Chemical Co.+	49,840
600	Hawkins, Inc.+	20,652
1,450	Intrepid Potash, Inc.*+	48,213
1,300	KMG Chemicals, Inc.+	21,788
3,600	MeadWestvaco Corp.+	112,104
700	Novozymes A/S ADR+	114,275
2,150	Potash Corp. of Saskatchewan, Inc.+	124,291
800	Rock-Tenn Co.+	49,168
1,250	Sensient Technologies Corp.+	46,400
1,000	Synalloy Corp.+	11,540
800	Walter Energy, Inc.+	98,056
1,800	Worthington Industries, Inc.	37,746
550	Zep, Inc.+	10,312
		1,169,798

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	TELECOMMUNICATION SERVICES - 0.9%
1,100	Chunghwa Telecom Co., Ltd. ADR	38,236
3,427	MetroPCS Communications, Inc.*+	$55,792
2,550	Neutral Tandem, Inc.*+	39,091
850	NII Holdings, Inc.*	35,997
700	Tim Participacoes SA ADR	35,028
		204,144
	UTILITIES - 1.6%
4,050	AES Corp.*	49,856
1,300	Cleco Corp.+	45,136
2,652	Duke Energy Corp.+	49,327
1,425	IDACORP, Inc.+	55,874
2,450	OGE Energy Corp.+	122,598
2,100	Westar Energy, Inc.+	54,201
		376,992

	TOTAL COMMON STOCKS	16,854,273
	(Cost: $17,093,577)

	EXCHANGE TRADED PORTFOLIOS - 16.8%
20,600	ELEMENTS Linked to the S&P Commodity Trends Indicator - Total Return*+	172,628
6,700	Guggenheim China All-Cap ETF+	186,193
3,400	Guggenheim China Small Cap ETF	92,344
1,000	iShares Barclays 1-3 Year Credit Bond Fund	104,980
4,800	iShares Barclays 1-3 Year Treasury Bond Fund+	405,504
300	iShares Barclays MBS Bond Fund+	32,199
5,000	iShares iBoxx $ High Yield Corporate Bond Fund+	455,250
800	iShares MSCI Australia Index Fund	20,168
16,908	iShares MSCI Hong Kong Index Fund+	317,532
4,900	iShares MSCI Japan Index Fund	52,479
3,857	iShares MSCI Philippines Investable Market Index Fund+	100,668
6,900	iShares MSCI Singapore Index Fund+	99,291
7,523	iShares MSCI South Korea Index Fund+	494,111
1,814	iShares MSCI Taiwan Index Fund+	27,537
7,200	iShares Russell 1000 Growth Index Fund+	432,576
4,429	Market Vectors Indonesia Index ETF+	150,807
600	PIMCO 1-5 Year US TIPS Index Fund	32,316
1,000	PIMCO Enhanced Short Maturity Strategy Fund	101,030
2,600	Vanguard MSCI Emerging Markets ETF	125,736
7,000	Vanguard Small-Cap ETF+	526,540

	TOTAL EXCHANGE TRADED PORTFOLIOS	3,929,889
	(Cost: $3,908,248)

	OTHER POOLED INVESTMENT VEHICLES - 1.1%
2,107	MW GaveKal Asian Opportunities UCITS Fund*^	257,404

	TOTAL OTHER POOLED INVESTMENT VEHICLES	257,404
	(Cost: $250,028)

361° Absolute Alpha Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS - 6.3%
1,486,168	Fidelity Institutional Money Market Fund, 0.11%‡	$1,486,168

	TOTAL SHORT-TERM INVESTMENTS	1,486,168
	(Cost: $1,486,168)

	TOTAL INVESTMENTS - 96.3%
	(Cost: $22,738,021)	$22,527,734
	Other Assets in Excess of Liabilities - 3.7%	858,879
	TOTAL NET ASSETS - 100.0%	$23,386,613

	SECURITIES SOLD SHORT - 73.2%
	EXCHANGE TRADED PORTFOLIOS - 73.2%
(16,220)	iShares MSCI Emerging Markets Index Fund	(764,773)
(69,600)	iShares MSCI EAFE Index Fund	(4,082,040)
(1,900)	iShares Russell Midcap Index Fund	(199,804)
(51,600)	iShares Russell 2000 Value Index Fund	(3,649,668)
(17,000)	iShares Russell 2000 Index Fund	(1,354,050)
(12,500)	SPDR S&P 500 ETF Trust	(1,613,125)
(31,900)	SPDR S&P MidCap 400 ETF Trust	(5,458,409)

	TOTAL EXCHANGE TRADED PORTFOLIOS	$(17,121,869)
	(Cost: $17,729,225)

* Non-income producing security
+ All or a portion of this security is segregated as collateral for securities sold short.  Aggregate value of segregated securities were $14,302,412 or 61.2% of total net assets.
‡ The rate is the annualized seven-day yield at period end.
^ Fair valued under direction of the Board of Trustees.  The aggregate value of such investments is 1.1% of net assets.

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
UCITS - Undertakings for Collective Investment in Transferable Securities

See accompanying Notes to Schedule of Investments.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited)

Note 1 – Organization
361° Absolute Alpha Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets. The Fund commenced investment operations on December 31, 2010, with two classes of shares, Class A and Class I.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period December 31, 2010 (commencement of operations) through July 31, 2011 were as follows:

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) – Continued

	Number of Contracts	Premiums Received
Outstanding at December 31, 2010 (commencement of operations)	-	$-
Options written	731	287,950
Options closed	(594)	(273,455)
Options expired	(137)	(14,495)
Outstanding at July 31, 2011	-	$-

(c) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) – Continued

Note 3 – Federal Income Taxes
At July 31, 2011, the gross unrealized appreciation (depreciation) of investments and options, based on cost for federal income tax purposes were as follows:

Cost of investments	$22,778,812

Gross unrealized appreciation	1,296,965
Gross unrealized depreciation	(1,043,662)
Net unrealized appreciation (depreciation)	$253,303

Proceeds from securities sold short	$(17,626,250)

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

361° Absolute Alpha Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2011 (Unaudited) – Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at Value
Common Stocks1	$16,854,273	$-	$-	$16,854,273
Exchange Traded Portfolios	3,929,889	-	-	3,929,889
Other Pooled Investment Vehicles	-	257,404	-	257,404
Short-Term Investments	1,486,168	-	-	1,486,168
Total Assets	$22,270,330	$257,404	$-	$22,527,734

Liabilities Table
Securities Sold Short
Exchange Traded Portfolios	$17,121,869	$-	$-	$17,121,869
Total Liabilities	$17,121,869	$-	$-	$17,121,869

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	September 21, 2011

By:	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	September 21, 2011